Fair Value Measurements - Private Placement Warrants (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 7,756
Assumption of private placement warrants	1,714
Change in fair value	(177)
Ending balance	1,537
Gain from the change in fair value of the private placement warrants	(177)
Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain from the change in fair value of the private placement warrants	$ 200